Other Income	12 Months Ended
Jun. 30, 2025
Other Income [Abstract]
OTHER INCOME	9. OTHER INCOME
	For the years ended June 30,
	2025	2024
	US$	US$
Bank interest income	305,005	233,036
Foreign exchange gain (loss)	67,527	(9,769)
Others	(16,162)	3,470
Total	356,370	226,737